The AARP Variable Annuity
                             Separate Account AMLVA
                    American Maturity Life Insurance Company

     Supplement Dated November 18, 2002 to the Prospectus Dated May 1, 2002

Effective January 1, 2003, the Small Cap Portfolio of the Dreyfus Variable Investment Fund will change its name to the Developing Leaders Portfolio of the Dreyfus Variable Investment Fund. Any and all references to the Small Cap Portfolio in your Prospectus are deleted and replaced with the new name Developing Leader Portfolio.


This supplement should be retained with the prospectus for future reference.


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                            The AARP Variable Annuity
                             Separate Account AMLVA
                    American Maturity Life Insurance Company

  Supplement Dated November 18, 2002 to the Statement of Additional Information
                               Dated May 1, 2002

Effective January 1, 2003, the Small Cap Portfolio of the Dreyfus Variable Investment Fund will change its name to the Developing Leaders Portfolio of the Dreyfus Variable Investment Fund. Any and all references to the Small Cap Portfolio in your Statement of Additional Information are deleted and replaced with the new name Developing Leader Portfolio.


This supplement should be retained with the prospectus for future reference.